Accrued Expenses	12 Months Ended
Dec. 29, 2013
Accrued Expenses

(9) Accrued Expenses

Accrued expenses consisted of the following:

	Successor Company December 29, 2013	Predecessor Company December 30, 2012
Accrued payroll	$5,235	$4,305
Accrued bonus	4,011	2,219
Accrued vacation	1,355	959
Accrued insurance	6,646	6,903
Accrued legal and professional fees	16,058	141
Accrued other (1)	21,685	11,731

	$54,990	$26,258

(1)	December 29, 2013 includes $4,626 accrual for Local Media to fund a pension liability that was retained by the seller. The cash was received prior to December 29, 2013 while payment was not made by Local Media until fiscal 2014.